Personnel expenses - Pensions - Narrative (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of employee benefits expense [abstract]
Pension expense	kr 3	kr 4	kr 4
Expected weighted average remaining service time for active employees	9 years 6 months 3 days	9 years 11 months 26 days
Expected weighted average duration for the present value	16 years 8 months 26 days	14 years 11 months 12 days
Average salary for active employees	kr 1	kr 1
Percentage of employees early retirement	20.00%
Retirement age for employees born on or before 1956	61 years
Retirement age for employees born on or after 1967	65 years